As filed with the U.S. Securities and Exchange Commission on August 21, 2018

File Nos. 033-59692 and 811-07584

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 188	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 189	☒

RYDEX SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Guggenheim Investments
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850
(Address of Principal Executive Offices) (Zip Code)

(301) 296-5100
(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies to:

Laura E. Flores W. John McGuire Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004	Amy J. Lee Guggenheim Investments 702 King Farm Boulevard, Suite 200 Rockville, Maryland 20850

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 188 relates to Class A shares, Class C shares, Class H shares, Class P shares, Institutional Class shares, Investor Class shares and Money Market Class shares, as applicable, of each series of Rydex Series Funds (except for the Commodities Strategy Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) (collectively, the “Funds”). The purpose of this filing is to file risk/return summary information, in interactive data format, for the Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 188 to Registration Statement 033-59692 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 21st day of August, 2018.

Rydex Series Funds
/s/ Amy J. Lee
Amy J. Lee
President (Principal Executive Officer)
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 188 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Angela Brock-Kyle*	Member of the Board of Trustees	August 21, 2018
Angela Brock-Kyle

/s/ Corey A. Colehour*	Member of the Board of Trustees	August 21, 2018
Corey A. Colehour

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	August 21, 2018
J. Kenneth Dalton

/s/ John O. Demaret	Member of the Board of Trustees	August 21, 2018
John O. Demaret

/s/ Werner E. Keller*	Chairman and Member of the Board of Trustees	August 21, 2018
Werner E. Keller

/s/ Amy J. Lee	Member of the Board of Trustees	August 21, 2018
Amy J. Lee

/s/ Thomas F. Lydon, Jr.	Member of the Board of Trustees	August 21, 2018
Thomas F. Lydon, Jr.

/s/ Patrick T. McCarville	Member of the Board of Trustees	August 21, 2018
Patrick T. McCarville

Sandra Sponem*	Member of the Board of Trustees	August 21, 2018
Sandra Sponem

/s/ John L. Sullivan	Treasurer (Principal Financial and Accounting Officer)	August 21, 2018
John L. Sullivan

/s/ Amy J. Lee
* Amy J. Lee, Attorney-in-Fact, pursuant to power of attorney

EXHIBIT INDEX

Exhibit Number                          Description

EX-101.INS                                XBRL Instance Document

EX-101.SCH                               XBRL Taxonomy Extension Schema Document

EX-101.CAL                               XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                               XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE                                XBRL Taxomony Extension Presentation Linkbase